Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2021
Schedule of Intangible Assets
Cost	AP-001 Patents and IPR&D $	AP-003 IPR&D $	BiPhasix License $	Thrudermic Non-Patented Technology $	Solmic Patents $	RTIC Patents $	Total $

Balance, January 31, 2018	–	–	319,174	–	–	–	319,174
Exchange agreements (Notes 6(d) and 6(e))	–	–	–	830,000	–	8,008,411	8,838,411
Effect of foreign exchange rate changes	–	–	–	–	–	128,866	128,866

Balance, January 31, 2019	–	–	319,174	830,000	–	8,137,277	9,286,451
Impairment	–	–	–	–	–	(8,202,900)	(8,202,900)
Effect of foreign exchange rate changes	–	–	–	–	–	65,623	65,623

Balance, January 31, 2020	–	–	319,174	830,000	–	–	1,149,174
Addition	–	–	–	–	86,462	–	86,462
Acquisition (Notes 6(a) and 6(b))	9,159,000	2,203,000	–	–	–	–	11,362,000
Impairment	(9,159,000)	(2,203,000)	(319,174)	(830,000)	(86,462)	–	(12,597,636)

Balance, January 31, 2021	–	–	–	–	–	–	–

Accumulated Amortization and Impairment Losses

Balance, January 31, 2018	–	–	30,825	–	–	–	30,825
Amortization	–	–	79,793	74,325	–	745,398	899,516
Effect of foreign exchange rate changes	–	–	–	–	–	6,288	6,288
Balance, January 31, 2019	–	–	110,618	74,325	–	751,686	936,629
Amortization	–	–	80,174	83,000	–	820,290	983,464
Impairment	–	–	–	–	–	(1,577,654)	(1,577,654)
Effect of foreign exchange rate changes	–	–	–	–	–	5,678	5,678

Balance, January 31, 2020	–	–	190,792	157,325	–	–	348,117
Amortization	–	–	59,681	62,079	10,851	–	132,611
Impairment	–	–	(250,473)	(219,404)	(10,851)	–	(480,728)

Balance, January 31, 2021	–	–	–	–	–	–	–
Net book value, January 31, 2021	–	–	–	–	–	–	–
Net book value, January 31, 2020	–	–	128,383	672,675	–	–	801,058
Net book value, January 31, 2019	–	–	208,556	755,675	–	7,385,591	8,349,822